Other current and non-current non-financial assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non-financials asset [Abstract]
Opening balance	$ 23,008	$ 31,911
Changes
Additions, other than business combinations	0	0
Depreciation and amortization	(5,440)	(9,498)
Increase (decrease) due to transfers and other charges	153	595
Total changes	(5,287)	(8,903)
Total	$ 17,721	$ 23,008